Form N-1A Cover	Aug. 23, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SCHWAB CAPITAL TRUST
Entity Central Index Key	0000904333
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 23, 2024
Prospectus Date	Feb. 27, 2024
Supplement to Prospectus [Text Block]
SCHWAB CAPITAL TRUST

Schwab® S&P 500 Index Fund
(the fund)
Supplement dated August 23, 2024, to the fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.
IMPORTANT NOTICE REGARDING THE FUND’S DIVERSIFICATION POLICY
The Schwab S&P 500 Index Fund has revised its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, the fund will continue to track its benchmark index even if the fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Shareholder approval will not be sought if the fund crosses from diversified to non-diversified status under such circumstances.
Accordingly, the following changes to the Statutory Prospectus and SAI are effective immediately:
1.
Statutory Prospectus – Under the “Principal Investment Strategies” section: The following paragraph is added after the fifth paragraph:

The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track.
2.
Statutory Prospectus – Under the “Principal Risks” section: The following paragraph is added:

Non-Diversification Risk. To the extent that the fund becomes non-diversified as necessary to approximate the composition of the index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.